RELATED PARTY BALANCES AND TRANSACTIONS (Schedule Of Amounts Due From Related Parties) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Amounts due from related parties [Line Items]
Amounts due from related parties	$ 1,047		$ 62,411
Gummy Inc., subsidiary of Oak Pacific Holdings ("OPH") [Member]
Amounts due from related parties [Line Items]
Amounts due from related parties	46	[1]	21	[1]
Beijing Qian Xiang Hu Lian Technology Development Co., Ltd., subsidiary of OPH [Member]
Amounts due from related parties [Line Items]
Amounts due from related parties	342	[1]	245	[1]
Softbank Payment Service Corporation ("SBPS"), an affiliate of SB Pan Pacific Corporation [Member]
Amounts due from related parties [Line Items]
Amounts due from related parties	20	[2]	108	[2]
Nuomi Holdings Inc., equity investee of the Company[Member]
Amounts due from related parties [Line Items]
Amounts due from related parties			175
Beijing Nuomi Wang Technology Development Co., Ltd., subsidiary of Nuomi Holdings Inc. [Member]
Amounts due from related parties [Line Items]
Amounts due from related parties		[3]	61,663	[3]
Qingting, equity investee of Renren Inc. [Member]
Amounts due from related parties [Line Items]
Amounts due from related parties	220		192
Beautiful Legend Co., Ltd, entity substantially controlled by the majority shareholder of OPH [Member]
Amounts due from related parties [Line Items]
Amounts due from related parties			7
JMOOP, equity investee of the Company [Member]
Amounts due from related parties [Line Items]
Amounts due from related parties	$ 419

[1]	OPH is an entity controlled by the CEO of the Company. The two subsidiaries of OPH, Gummy Inc. and Hu Lian have acted as collection agents of the Company during 2013 and 2014.
[2]	SBPS, an affiliate of SB Pan Pacific Corporation, provides third party collection service for Renren Game Japan Inc. during 2013 and 2014.
[3]	As described in Note 4.1, the Company deconsolidated Nuomi from the Company's consolidated financial statements on October 26, 2013. At the deconsolidation date, the amount due from Beijing Nuomi was $74,825, which was partially settled in November and December 2013. As of December 31, 2013, the balance of amount due from Beijing Nuomi was $61,663, which was fully settled subsequently in February 2014.